FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2


1.    Name and address of issuer:
           CUNA Mutual Life Variable Account
           2000 Heritage Way
           Waverly, Iowa  50677


2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

           Bond Fund                           Growth and Income Stock Fund
           Money Market Fund                   Balanced Fund
           Capital Appreciation Stock Fund     Treasury 2000 Fund


3.    Investment Company Act File Number:  811-3915

      Securities Act File Number:  33-19718


4(a). Last day of fiscal year for which this notice is filed: December 31, 1997

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

      Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).      Check box if this is the last time the issuer will be filing this
Form.


5.    Calculation of registration fee:

       (i) Aggregate sale price of securities
           sold during the fiscal year pursuant                 $48,122,043
           to section 24(f):
       (ii)  Aggregate price of securities
           redeemed or repurchased during the       $0
           fiscal year:
       (iii) Aggregate price of securities
           redeemed or repurchased during any
           prior fiscal year ending no earlier
           than October 11, 1995 that were not      $30,570,044
           previously used to reduce
           registration fees payable to the
           Commission:
       (iv)  Total available redemption credits
           [add Items 5(ii) and 5(iii):                         -$30,570,044

       (v) Net Sales - if Item 5(i) is greater
           than Item 5(iv) [subtract Item 5(iv)                 $17,551,999
           from Item 5(i)]:
       (vi)  Redemption credits available for
           use in future years - if Item 5(i) is
           less than Item 5(iv) [subtract Item      $(0)
           5(iv) from Item 5(i)]:
       (vii) Multiplier for determining
           registration fee (See Instruction C.9):              x  .000295

       (viii)     Registration fee due [multiply
           Item 5(v) by Item 5(vii)] (enter "0"                 $5,178
           if no fee is due):


6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)
      deducted here:         0          .  If there is a number of shares or
      other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state
      that number here:        0               .


7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                $0


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                $5,178


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       February 17, 1998

           Method of Delivery:

                |X|  Wire Transfer
                     Mail or other means

                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


                  By:  /s/  Michael B. Kitchen
                      Michael B. Kitchen, President and Chief Executive Officer CUNA Mutual Life Insurance Company



Date  February 12, 1998